STOCKHOLDERS’ (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ (DEFICIT)

NOTE 6 – STOCKHOLDERS’ (DEFICIT)

Convertible Series A Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock and has designated 30,000 preferred shares as Series A preferred.

The Series A has the following rights and privileges:

•	Shall be treated pari passu with Common Stock except that the liquidation payment on each share of Series A Convertible Preferred Stock shall be equal to the amount of the payment on each share of Common Stock; on an as if converted to common stock basis.

•	Shall vote on all matters as a class with the holders of Common Stock, and each share of Series A Convertible Preferred Stock shall be entitled to the number of votes per share on an as if converted to common stock basis.

•	Shall be converted into shares of common stock at its then effective Conversion Price of $0.50 based on the original issue price of $25 per share.

•	Upon either (a) the closing of an IPO, and in connection with such offering the common stock is listed for trading on the NASDQ, New York Stock Exchange or another marketplace approved by the Board of Directors, or (b) the date and time, or the occurrence of an event specified by unanimous vote or written consent of the holders of the outstanding shares of Preferred Stock voting together as a single class on an as-converted to Common Stock basis ( the time of such closing or the date and time specified or the time of the event specified in such vote or written consent is referred to herein as the “Mandatory Conversion Time”), then (i) all outstanding shares of Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate and (ii) such shares, may not be reissued by the Corporation. The Company shall at all times reserve the conversion shares out of the Company’s outstanding shares.

•	In the event the Company shall at any time after the original issue date of the Series A preferred stock and prior to the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (an “IPO”), issues additional shares of Common Stock, without consideration or for a consideration per share less than the applicable conversion price in effect immediately prior to such issuance, then the conversion price shall be reduced, concurrently with such issuance, to the consideration per share received by the Company for such issue of the additional shares of Common Stock; provided that if such issuance was without consideration, then the Company shall be deemed to have received an aggregate of one-tenth of a cent ($0.001) of consideration for all such additional shares of Common Stock issued.

•	The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of the Series A preferred stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Series A preferred stock in an amount at least equal to (i) in the case of a dividend on Common Stock or any class or series that is convertible into Common Stock, that dividend per share of the Series A preferred stock as would equal the product of (A) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into Common Stock and (B) the number of shares of Common Stock issuable upon conversion of a share of such Series A preferred stock, in each case calculated on the record date for determination of holders entitled to receive such dividend or (ii) in the case of a dividend on any class or series that is not convertible into Common Stock, at a rate per share of the Series A preferred stock determined by (A) dividing the amount of the dividend payable on each share of such class or series of capital stock by the original issuance price of such class or series of capital stock and (B) multiplying such fraction by an amount equal to the applicable original issue price for the Series A preferred stock; provided that, if the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of the Series A preferred stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest dividend for such series of Series A preferred stock.

Common Shares

Common Stock Warrants

Warrant transactions for the nine months ended September 30, 2025 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2024	3,000,000	$0.60
Issued	-	-
Forfeited/canceled	-	-
Exercised	-	-
Outstanding at September 30, 2025	3,000,000	$0.60
Exercisable at September 30, 2025	3,000,000	$0.60

As of September 30, 2025, the intrinsic value of these warrants amounted to $0.

Upon the consummation of an IPO and the listing of the Common Stock for trading on the NYSE American, (i) if warrants are offered and sold in the IPO, the Exercise Price of any Shares subject to the unexercised portion of this Warrant shall automatically adjust to be equal to the exercise price per share of the warrants sold in an IPO and (ii) if warrants are not offered and sold in an IPO, the Exercise Price of any Shares subject to the unexercised portion of this Warrant shall automatically adjust to be equal to 120% of the per share offering price to the public of the Company Common Stock sold in the IPO.

The Warrant may be exercised at the election of the Holder, in whole or in part, by: (i) the tender to the Company at its principal office (or such other office or agency as the Company may designate) of a notice of exercise duly completed and executed by or on behalf of the Holder, together with the surrender of the Warrant; and, (ii) the payment to the Company in the lawful currency of the United States of America of an amount equal to the Exercise Price multiplied by the number of Shares being purchased. All payments are to be made by bank wire transfer or certified, cashier’s or other check acceptable to the Company and payable to the order of the Company.

If any of the shares of Common Stock underlying the Warrant are not registered for resale under the Securities Act, then the Holder may elect the Net Exercise provision of the Warrant, and receive a number of shares Common Stock equal to the value of such shares of Common Stock calculated according to the following formula:

X	=	Y (A – B) A

Where:

X	=	The number of shares of Common Stock to be issued to the Holder
Y	=	The number of shares of Common Stock purchasable under this Warrant or, if only a portion of the Warrant is being exercised, the portion of the Warrant being canceled (at the date of such calculation)
A	=	The fair market value of one share of Common Stock (at the date of such calculation)
B	=	The Exercise Price (as adjusted to the date of such calculation)

For purposes of the calculation above, the fair market value of one share of Common Stock shall be determined by the Board of Directors of the Company, acting in good faith; provided, however, that where a public market exists for the Company’s common stock at the time of such exercise, the fair market value per share of Common Stock shall be the average volume weighted average price of the Common Stock as reported by the Wall Street Journal for the five (5) trading day period prior to the date of determination of fair market value.

If at any time prior to the closing date of an IPO, the Company sells any shares of Common Stock or other equity securities, including warrants, at an as-converted to Common Stock price per share, or with an exercise price, lower than the Exercise Price, then the Exercise Price shall be reduced to such lower price per share or exercise price, as applicable.

The Warrants shall expire and shall no longer be exercisable as of the earlier of: (a) 5:00 p.m., Pacific time, on the date that is 5 years and nine months following the date of the closing of an IPO and the listing of the Common Stock for trading on the Nasdaq Stock Market, LLC or the New York Stock Exchange; or (b) (i) the acquisition of the Company by another entity by means of any transaction or series of related transactions to which the Company is a party (including, without limitation, any stock acquisition, reorganization, merger or consolidation, but excluding any sale of stock for capital raising purposes and any transaction effected primarily for purposes of changing the Company’s jurisdiction of incorporation) other than a transaction or series of related transactions in which the holders of the voting securities of the Company outstanding immediately prior to such transaction or series of related transactions retain, immediately after such transaction or series of transactions, as a result of shares in the Company held by such holders prior to such transaction or series of transactions, at least a majority of the total voting power represented by the outstanding voting securities of the Company or such other surviving or resulting entity (or if the Company or such other surviving or resulting entity is a wholly-owned subsidiary immediately following such acquisition, its parent), or (ii) a sale, lease or other disposition of all or substantially all of the assets of the Company and its subsidiaries taken as a whole by means of any transaction or series of related transactions, except where such sale, lease or other disposition is to a wholly-owned subsidiary of the Company.

2023 Equity Incentive Plan

On October 6, 2023, our Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the issuance of incentive stock options, stock appreciation rights (“SARs”), restricted stock and restricted stock units (“RSUs”) to eligible employees, directors and consultants from time to time, as determined by the administrator of the plan. The maximum aggregate number of shares that may be subject to awards and sold under the plan is 5,000,000 shares. The shares may be authorized but unissued or reacquired common stock.

Stock option transactions for the nine months ended September 30, 2025 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term
Options outstanding at December 31, 2024	1,000,000	$0.85	8.75 Years
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	-	-	-
Options outstanding at September 30, 2025	1,000,000	$0.85	8.25 Years
Options exercisable at September 30, 2025	500,000	$0.85	8.25 Years

During the three months ended September 30, 2025 and 2024, the Company recorded a total of $0 and $77,910 in stock-based compensation expense, respectively.

During the nine months ended September 30, 2025 and 2024, the Company recorded a total of $0 and $ $233,730 in stock-based compensation expense, respectively.

At September 30, 2025 and December 31, 2024, there was $0, respectively in unrecognized costs related to the stock options granted which were all expensed in 2024. As of September 30, 2025, the options outstanding and exercisable have no intrinsic value.

NOTE 6 – STOCKHOLDERS’ (DEFICIT)

Convertible Series A Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock and has designated 30,000 preferred shares as Series A preferred.

The Series A has the following rights and privileges:

•	Shall be treated pari passu with Common Stock except that the liquidation payment on each share of Series A Convertible Preferred Stock shall be equal to the amount of the payment on each share of Common Stock; on an as if converted to common stock basis.

•	Shall vote on all matters as a class with the holders of Common Stock, and each share of Series A Convertible Preferred Stock shall be entitled to the number of votes per share on an as if converted to common stock basis.

•	Shall be converted into shares of common stock at its then effective Conversion Price of $0.50 based on the original issue price of $25 per share.

•	Upon either (a) the closing of an IPO, and in connection with such offering the common stock is listed for trading on the NASDQ, New York Stock Exchange or another marketplace approved by the Board of Directors, or (b) the date and time, or the occurrence of an event specified by unanimous vote or written consent of the holders of the outstanding shares of Preferred Stock voting together as a single class on an as-converted to Common Stock basis ( the time of such closing or the date and time specified or the time of the event specified in such vote or written consent is referred to herein as the “Mandatory Conversion Time”), then (i) all outstanding shares of Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate and (ii) such shares, may not be reissued by the Corporation. The Company shall at all times reserve the conversion shares out of the Company’s outstanding shares.

•	In the event the Company shall at any time after the original issue date of the Series A preferred stock and prior to the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (an “IPO”), issues additional shares of Common Stock, without consideration or for a consideration per share less than the applicable conversion price in effect immediately prior to such issuance, then the conversion price shall be reduced, concurrently with such issuance, to the consideration per share received by the Company for such issue of the additional shares of Common Stock; provided that if such issuance was without consideration, then the Company shall be deemed to have received an aggregate of one-tenth of a cent ($0.001) of consideration for all such additional shares of Common Stock issued.

•	The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of the Series A preferred stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Series A preferred stock in an amount at least equal to (i) in the case of a dividend on Common Stock or any class or series that is convertible into Common Stock, that dividend per share of the Series A preferred stock as would equal the product of (A) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into Common Stock and (B) the number of shares of Common Stock issuable upon conversion of a share of such Series A preferred stock, in each case calculated on the record date for determination of holders entitled to receive such dividend or (ii) in the case of a dividend on any class or series that is not convertible into Common Stock, at a rate per share of the Series A preferred stock determined by (A) dividing the amount of the dividend payable on each share of such class or series of capital stock by the original issuance price of such class or series of capital stock and (B) multiplying such fraction by an amount equal to the applicable original issue price for the Series A preferred stock; provided that, if the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of the Series A preferred stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest dividend for such series of Series A preferred stock.

Common Shares

Issuance of Common Shares for Licensing Fee

On January 25, 2023, the Company issued a total of 1,236,979 shares of common stock as a license fee, with a fair value of $618,489 (See Note 7). The Fair Value was based on the $0.50 conversion rate of the Series A convertible preferred stock sold to third parties. The license fee was fully expensed during the year ended December 31, 2023.

Common Stock Warrants

Warrant transactions for the periods ended December 31, 2024 and December 31, 2023 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	3,000,000	$0.60
Issued	-	-
Forfeited/canceled	-	-
Exercised	-	-
Outstanding at December 31, 2023	3,000,000	$0.60
Issued	-	-
Forfeited/canceled	-	-
Exercised	-	-
Outstanding at December 31, 2024	3,000,000	$0.60
Exercisable at December 31, 2024	3,000,000	$0.60

As of December 31, 2024, the intrinsic value of these warrants amounted to $0.

Upon the consummation of an IPO and the listing of the Common Stock for trading on the Nasdaq Stock Market, LLC or the New York Stock Exchange, (i) if warrants are offered and sold in the IPO, the Exercise Price of any Shares subject to the unexercised portion of this Warrant shall automatically adjust to be equal to the exercise price per share of the warrants sold in an IPO and (ii) if warrants are not offered and sold in an IPO, the Exercise Price of any Shares subject to the unexercised portion of this Warrant shall automatically adjust to be equal to 120% of the per share offering price to the public of the Company Common Stock sold in the IPO.

The Warrant may be exercised at the election of the Holder, in whole or in part, by: (i) the tender to the Company at its principal office (or such other office or agency as the Company may designate) of a notice of exercise duly completed and executed by or on behalf of the Holder, together with the surrender of the Warrant; and, (ii) the payment to the Company in the lawful currency of the United States of America of an amount equal to the Exercise Price multiplied by the number of Shares being purchased. All payments are to be made by bank wire transfer or certified, cashier’s or other check acceptable to the Company and payable to the order of the Company.

If any of the shares of Common Stock underlying the Warrant are not registered for resale under the Securities Act, then the Holder may elect the Net Exercise provision of the Warrant, and receive a number of shares Common Stock equal to the value of such shares of Common Stock calculated according to the following formula:

X	=	Y (A – B) A

Where:

X	=	The number of shares of Common Stock to be issued to the Holder
Y	=	The number of shares of Common Stock purchasable under this Warrant or, if only a portion of the Warrant is being exercised, the portion of the Warrant being canceled (at the date of such calculation)
A	=	The fair market value of one share of Common Stock (at the date of such calculation)
B	=	The Exercise Price (as adjusted to the date of such calculation)

For purposes of the calculation above, the fair market value of one share of Common Stock shall be determined by the Board of Directors of the Company, acting in good faith; provided, however, that where a public market exists for the Company’s common stock at the time of such exercise, the fair market value per share of Common Stock shall be the average volume weighted average price of the Common Stock as reported by the Wall Street Journal for the five (5) trading day period prior to the date of determination of fair market value.

If at any time prior to the closing date of an IPO, the Company sells any shares of Common Stock or other equity securities, including warrants, at an as-converted to Common Stock price per share, or with an exercise price, lower than the Exercise Price, then the Exercise Price shall be reduced to such lower price per share or exercise price, as applicable.

The Warrants shall expire and shall no longer be exercisable as of the earlier of: (a) 5:00 p.m., Pacific time, on the date that is 5 years and six months following the date of the closing of an IPO and the listing of the Common Stock for trading on the Nasdaq Stock Market, LLC or the New York Stock Exchange; or (b) (i) the acquisition of the Company by another entity by means of any transaction or series of related transactions to which the Company is a party (including, without limitation, any stock acquisition, reorganization, merger or consolidation, but excluding any sale of stock for capital raising purposes and any transaction effected primarily for purposes of changing the Company’s jurisdiction of incorporation) other than a transaction or series of related transactions in which the holders of the voting securities of the Company outstanding immediately prior to such transaction or series of related transactions retain, immediately after such transaction or series of transactions, as a result of shares in the Company held by such holders prior to such transaction or series of transactions, at least a majority of the total voting power represented by the outstanding voting securities of the Company or such other surviving or resulting entity (or if the Company or such other surviving or resulting entity is a wholly-owned subsidiary immediately following such acquisition, its parent), or (ii) a sale, lease or other disposition of all or substantially all of the assets of the Company and its subsidiaries taken as a whole by means of any transaction or series of related transactions, except where such sale, lease or other disposition is to a wholly-owned subsidiary of the Company.

2023 Equity Incentive Plan

On October 6, 2023, our Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the issuance of incentive stock options, stock appreciation rights (“SARs”), restricted stock and restricted stock units (“RSUs”) to eligible employees, directors and consultants from time to time, as determined by the administrator of the plan. The maximum aggregate number of shares that may be subject to awards and sold under the plan is 5,000,000 shares. The shares may be authorized but unissued or reacquired common stock.

Stock options

During the year ended December 31, 2023, the Company granted 1,000,000 options to consultants with an exercise price of $0.85.

The Company selected the Black-Scholes-Merton (“BSM”) valuation technique to calculate the grant date fair values for the stock options because it believes that this technique is reflective of all the inputs that market participants would likely consider in transactions involving warrants. The inputs include the strike price, underlying price, term to expiration, volatility, and risk-free interest rate.

The weighted average range of inputs to the Black-Scholes Model for the grants issued during the year ended December 31, 2023 is as follows:

Stock Price	$0.85
Exercise Price	$0.85
Dividend yield	0%
Expected volatility	60%
Risk-Free interest rate	4.71%
Expected life (in years)	10

The stock price is based upon a valuation of the common shares, the expected volatility is based on comparative volatility, the expected term is based upon the expiration term of the options since they were issued to non-employees and the interest rate is based on the expected term.

Stock option activity for the year ended December 31, 2024 and December 31, 2023 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term

Options outstanding January 1, 2023	-	$0	-
Options granted	1,000,000	$0.85	10 Years
Options exercised	-	-	-
Options cancelled	-	-	-
Options outstanding at December 31, 2023	1,000,000	$0.85	9.75 Years
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	-	-	-
Options outstanding at December 31, 2024	1,000,000	$0.85	8.75
Options exercisable at December 31, 2024	1,000,000	$0.85	8.75

During the year ended December 31, 2024 and 2023, the company recorded a total of $246,715 and $376,565 in stock-based compensation expenses, respectively.

At December 2024 and December 31, 2023, there was $0 and $246,715 in unrecognized costs related to the stock options granted. As of December 2024, the options outstanding and exercisable have no intrinsic value.

Forgiveness of related party debt

During the year ended December 31, 2024, the Company entered into an agreement with two related party consultants whereby the related parties forgave accrued amounts totaling $39,568, which was recorded as additional paid in capital in the accompanying financial statements.